Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	INDUSTRIAL TECHNICAL HOLDINGS CORPORATION
Entity Central Index Key	0001786989
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	Yes
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Ex Transition Period	true
Entity Common Stock Shares Outstanding	3,378,760
Document Annual Report	true
Document Transition Report	false
Entity File Number	333-233613
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	Padělky 192
Entity Address Address Line 2	CZ- 763
Entity Address City Or Town	17 Lukov
City Area Code	420
Icfr Auditor Attestation Flag	true
Auditor Name	Centurion ZD CPA& Co
Auditor Location	Hong Kong, China
Local Phone Number	577-112-067
Security 12g Title	COMMON STOCK
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Auditor Firm Id	6778
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	P.O. Box 3443
Entity Address Address Line 2	Road Town Tortola
Entity Address Address Line 3	VG1110 British Virgin Islands
City Area Code	284
Local Phone Number	494-5800
Contact Personnel Name	Belmont Trust Limited